                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10597
                                                      ---------

                       Tax-Managed Mid-Cap Core Portfolio
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1.  REPORTS TO STOCKHOLDERS

TAX-MANAGED MID-CAP CORE PORTFOLIO as of October 31, 2004
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.5%

SECURITY                                                       SHARES       VALUE
------------------------------------------------------------------------------------------
ADVERTISING AGENCIES -- 2.1%

Omnicom Group                                                      17,500   $    1,380,750
------------------------------------------------------------------------------------------
                                                                            $    1,380,750
------------------------------------------------------------------------------------------

AEROSPACE / DEFENSE -- 1.0%

Engineered Support Systems, Inc.                                   14,200   $      682,168
------------------------------------------------------------------------------------------
                                                                            $      682,168
------------------------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 1.5%

Jack Henry & Associates, Inc. Class A                              54,800   $    1,021,472
------------------------------------------------------------------------------------------
                                                                            $    1,021,472
------------------------------------------------------------------------------------------

AUTO PARTS AND EQUIPMENT -- 1.2%

Gentex Corp.                                                       25,000   $      825,250
------------------------------------------------------------------------------------------
                                                                            $      825,250
------------------------------------------------------------------------------------------

AUTOMOBILES -- 1.1%

Winnebago Industries                                               24,000   $      753,600
------------------------------------------------------------------------------------------
                                                                            $      753,600
------------------------------------------------------------------------------------------

BANKS-REGIONAL -- 1.8%

City National Corp.                                                18,000   $    1,240,200
------------------------------------------------------------------------------------------
                                                                            $    1,240,200
------------------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 3.4%

Cox Radio, Inc. Class A(1)                                         69,920   $    1,111,728
Radio One, Inc., Class D(1)                                        79,190        1,163,301
------------------------------------------------------------------------------------------
                                                                            $    2,275,029
------------------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.8%

Valspar Corp.                                                      25,500   $    1,189,830
------------------------------------------------------------------------------------------
                                                                            $    1,189,830
------------------------------------------------------------------------------------------

BUSINESS SERVICES-MISCELLANEOUS -- 5.1%

ChoicePoint, Inc.(1)                                               32,966   $    1,372,375
Fiserv, Inc.(1)                                                    31,200        1,108,848
SEI Investments Co.                                                26,800          964,532
------------------------------------------------------------------------------------------
                                                                            $    3,445,755
------------------------------------------------------------------------------------------

CHEMICALS -- 2.0%

Air Products and Chemicals, Inc.                                   25,600   $    1,361,408
------------------------------------------------------------------------------------------
                                                                            $    1,361,408
------------------------------------------------------------------------------------------

COMPUTER SERVICES -- 1.2%

SunGard Data Systems, Inc.(1)                                      30,000   $      794,700
------------------------------------------------------------------------------------------
                                                                            $      794,700
------------------------------------------------------------------------------------------

COSMETICS & TOILETRIES -- 1.4%

Alberto-Culver Co.                                                 20,750   $      930,845
------------------------------------------------------------------------------------------
                                                                            $      930,845
------------------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 2.7%

CDW Corp.                                                          29,200   $    1,811,276
------------------------------------------------------------------------------------------
                                                                            $    1,811,276
------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.0%

Cooper Industries Ltd. Class A                                     21,100   $    1,348,290
------------------------------------------------------------------------------------------
                                                                            $    1,348,290
------------------------------------------------------------------------------------------

ELECTRONICS-EQUIPMENT / INSTRUMENTS -- 4.2%

Amphenol Corp. Class A(1)                                          47,400   $    1,627,242
National Instruments Corp.                                         43,450        1,196,178
------------------------------------------------------------------------------------------
                                                                            $    2,823,420
------------------------------------------------------------------------------------------

FINANCE-INVESTMENT MANAGEMENT -- 7.5%

Affiliated Managers Group, Inc.(1)                                 26,000   $    1,451,840
Ambac Financial Group, Inc.                                        14,700        1,147,482
Franklin Resources, Inc.                                           15,400          933,548
Legg Mason, Inc.                                                   23,400        1,490,814
------------------------------------------------------------------------------------------
                                                                            $    5,023,684
------------------------------------------------------------------------------------------

FOOD-WHOLESALE / DISTRIBUTION -- 2.4%

Dean Foods Co.(1)                                                  25,000   $      746,250
Performance Food Group Co.(1)                                      36,800          855,968
------------------------------------------------------------------------------------------
                                                                            $    1,602,218
------------------------------------------------------------------------------------------

GAS DISTRIBUTION -- 1.9%

Piedmont Natural Gas Co., Inc.                                     27,600   $    1,256,628
------------------------------------------------------------------------------------------
                                                                            $    1,256,628
------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                       SHARES       VALUE
------------------------------------------------------------------------------------------
HEALTHCARE SERVICES -- 1.3%

Express Scripts, Inc.(1)                                           14,000   $      896,000
------------------------------------------------------------------------------------------
                                                                            $      896,000
------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.7%

Mohawk Industries, Inc.(1)                                         21,400   $    1,820,712
------------------------------------------------------------------------------------------
                                                                            $    1,820,712
------------------------------------------------------------------------------------------

INSURANCE -- 2.3%

Ace Ltd.                                                           21,700   $      825,902
Nationwide Financial Services, Inc., Class A                       20,200          698,920
------------------------------------------------------------------------------------------
                                                                            $    1,524,822
------------------------------------------------------------------------------------------

INSURANCE BROKERS -- 0.9%

Arthur J. Gallagher & Co., Inc.                                    22,220   $      624,382
------------------------------------------------------------------------------------------
                                                                            $      624,382
------------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 2.2%

A.G. Edwards, Inc.                                                 40,400   $    1,464,904
------------------------------------------------------------------------------------------
                                                                            $    1,464,904
------------------------------------------------------------------------------------------

MANUFACTURING -- 3.4%

Dover Corp.                                                        26,100   $    1,024,947
Pentair, Inc.                                                      33,200        1,241,016
------------------------------------------------------------------------------------------
                                                                            $    2,265,963
------------------------------------------------------------------------------------------

MEDICAL-HOSPITALS -- 1.2%

Health Management Associates, Inc. Class A                         40,600   $      838,796
------------------------------------------------------------------------------------------
                                                                            $      838,796
------------------------------------------------------------------------------------------

MEDICAL DEVICES -- 1.8%

Varian Medical Systems, Inc.(1)                                    29,700   $    1,192,455
------------------------------------------------------------------------------------------
                                                                            $    1,192,455
------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 6.5%

Biomet, Inc.                                                       15,940   $      744,079
C.R. Bard, Inc.                                                    18,500        1,050,800
Patterson Companies, Inc.(1)                                       27,800        1,042,500
Renal Care Group, Inc.(1)                                          24,750          781,110
Respironics, Inc.(1)                                               15,000          766,350
------------------------------------------------------------------------------------------
                                                                            $    4,384,839
------------------------------------------------------------------------------------------

MEDICAL SERVICES / SUPPLIES -- 1.4%

DENTSPLY International, Inc.                                       17,800   $      925,778
------------------------------------------------------------------------------------------
                                                                            $      925,778
------------------------------------------------------------------------------------------

MULTI-UTILITIES -- 1.9%

Questar Corp.                                                      26,700   $    1,281,600
------------------------------------------------------------------------------------------
                                                                            $    1,281,600
------------------------------------------------------------------------------------------

OFFICE ELECTRONICS / TECHNOLOGY -- 1.9%

Zebra Technologies Corp. Class A(1)                                23,775   $    1,259,837
------------------------------------------------------------------------------------------
                                                                            $    1,259,837
------------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 1.5%

National-Oilwell, Inc.(1)                                          29,700   $    1,001,187
------------------------------------------------------------------------------------------
                                                                            $    1,001,187
------------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 6.4%

Apache Corp.                                                       22,550   $    1,143,285
EOG Resources, Inc.                                                14,000          931,840
Newfield Exploration Co.(1)                                        21,100        1,228,020
Pogo Producing Co.                                                 21,200          972,020
------------------------------------------------------------------------------------------
                                                                            $    4,275,165
------------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.9%

Estee Lauder Cos., Inc. (The), Class A                             14,500   $      622,775
------------------------------------------------------------------------------------------
                                                                            $      622,775
------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 1.6%

Avery Dennison Corp.                                               17,600   $    1,070,784
------------------------------------------------------------------------------------------
                                                                            $    1,070,784
------------------------------------------------------------------------------------------

PUBLISHING -- 1.7%

E.W. Scripps Co.                                                   23,400   $    1,116,648
------------------------------------------------------------------------------------------
                                                                            $    1,116,648
------------------------------------------------------------------------------------------

RETAIL-DISCOUNT -- 1.3%

Family Dollar Stores, Inc.                                         30,200   $      892,410
------------------------------------------------------------------------------------------
                                                                            $      892,410
------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                       SHARES       VALUE
------------------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 2.2%

Brinker International, Inc.(1)                                     20,500   $      662,150
Sonic Corp.(1)                                                     29,600          806,008
------------------------------------------------------------------------------------------
                                                                            $    1,468,158
------------------------------------------------------------------------------------------

RETAIL-SPECIALTY AND APPAREL -- 2.0%

Bed Bath and Beyond, Inc.(1)                                       33,300   $    1,358,307
------------------------------------------------------------------------------------------
                                                                            $    1,358,307
------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%

Microchip Technology, Inc.                                         43,350   $    1,311,338
------------------------------------------------------------------------------------------
                                                                            $    1,311,338
------------------------------------------------------------------------------------------

SPECIALTY CHEMICALS AND MATERIALS -- 1.6%

Ecolab, Inc.                                                       31,500   $    1,066,275
------------------------------------------------------------------------------------------
                                                                            $    1,066,275
------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 1.4%

CenturyTel, Inc.                                                   29,000   $      930,610
------------------------------------------------------------------------------------------
                                                                            $      930,610
------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.1%

C.H. Robinson Worldwide, Inc.                                      27,900   $    1,504,926
Expeditors International of Washington, Inc.                       22,100        1,261,910
------------------------------------------------------------------------------------------
                                                                            $    2,766,836
------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST, $56,581,717)                                           $   66,127,104
------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.5%
   (IDENTIFIED COST, $56,581,717)                                           $   66,127,104
------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                      $    1,002,830
------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                        $   67,129,934
------------------------------------------------------------------------------------------

(1)  Non-income producing security.

                        See notes to financial statements

TAX-MANAGED MID-CAP CORE PORTFOLIO as of October 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS

Investments, at value (identified cost, $56,581,717)                        $   66,127,104
Cash                                                                               828,523
Receivable for investments sold                                                    984,827
Dividends and interest receivable                                                   15,449
------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                $   67,955,903
------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                           $      790,250
Payable to affiliate for Trustees' fees                                              1,570
Accrued expenses                                                                    34,149
------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                           $      825,969
------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                   $   67,129,934
------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                     $   57,584,547
Net unrealized appreciation (computed on the basis of identified cost)           9,545,387
------------------------------------------------------------------------------------------
TOTAL                                                                       $   67,129,934
------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2004

INVESTMENT INCOME

Dividends                                                                   $      453,404
Interest                                                                             4,573
------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     $      457,977
------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                      $      470,752
Trustees' fees and expenses                                                          5,182
Custodian fee                                                                       46,750
Legal and accounting services                                                       24,325
Miscellaneous                                                                        3,029
------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              $      550,038
------------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                                      $        2,466
------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                    $        2,466
------------------------------------------------------------------------------------------

NET EXPENSES                                                                $      547,572
------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                         $      (89,595)
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                          $      914,226
------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                           $      914,226
------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                      $    2,644,478
------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                        $    2,644,478
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                            $    3,558,704
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $    3,469,109
------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                            YEAR ENDED        YEAR ENDED
IN NET ASSETS                                                  OCTOBER 31, 2004  OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                           $      (89,595)   $      (64,901)
   Net realized gain (loss) from
      investment transactions                                           914,226          (927,356)
   Net change in unrealized
      appreciation (depreciation)
      of investments                                                  2,644,478         8,290,032
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $    3,469,109    $    7,297,775
-------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                 $   21,164,553    $   25,984,940
   Withdrawals                                                       (3,615,999)       (4,319,456)
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                          $   17,548,554    $   21,665,484
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                       $   21,017,663    $   28,963,259
-------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                             $   46,112,271    $   17,149,012
-------------------------------------------------------------------------------------------------
AT END OF YEAR                                                   $   67,129,934    $   46,112,271
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                   YEAR ENDED OCTOBER 31,
                                                               -----------------------------     PERIOD ENDED
                                                                   2004             2003      OCTOBER 31, 2002(1)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                        0.93%            0.99%            1.68%(2)
   Net investment loss                                                (0.15)%          (0.22)%          (0.81)%(2)
Portfolio Turnover                                                       42%              50%              13%
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                        6.43%           25.97%          (14.72)%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                        $     67,130     $     46,112     $     17,149
-----------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                            0.93%              --               --
   Net investment loss                                                (0.15)%             --               --
-----------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 2002, to October 31, 2002.
(2)  Annualized.
(3)  Total return is not computed on an annualized basis.

                        See notes to financial statements

TAX-MANAGED MID-CAP CORE PORTFOLIO as of October 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2004, the Eaton Vance Tax-Managed Mid-Cap Core Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 33.4% and 66.4% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices, or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   G SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   H FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J OTHER -- Investment transactions are accounted for on a trade date basis.

   K INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2004, the advisory fee amounted to $470,752. BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the period from May 1, 2004, to October 31, 2004, BMR waived $2,466 of its advisory fee. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC (Atlanta Capital), a majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio equal to 0.55% annually of the average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $42,264,998 and $24,547,600, respectively, for the year ended October 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                           $   56,882,684
                                                            --------------
   Gross unrealized appreciation                            $   10,678,194
   Gross unrealized depreciation                                (1,433,774)
                                                            --------------

   NET UNREALIZED APPRECIATION                              $    9,244,420
                                                            --------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the year ended October 31, 2004.

TAX-MANAGED MID-CAP CORE PORTFOLIO as of October 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED MID-CAP CORE PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Mid-Cap Core Portfolio (the Portfolio) as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended, and the period from the start of business, March 1, 2002, to October 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Tax-Managed Mid-Cap Core Portfolio at October 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 22, 2004

EATON VANCE TAX-MANAGED MID-CAP CORE FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Mid-Cap Core Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                             POSITION(S)         TERM OF                              NUMBER OF PORTFOLIOS
                              WITH THE         OFFICE AND                               IN FUND COMPLEX
    NAME AND                  TRUST AND         LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN BY
  DATE OF BIRTH             THE PORTFOLIO        SERVICE     DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B. Hawkes            Trustee of the    Trustee of the  Chairman, President and          192               Director of EVC
11/9/41                    Trust; Trustee     Trust since    Chief Executive Officer
                          and President of   1991; Trustee   of BMR, EVC, EVM and
                           the Portfolio     and President   EV; Director of EV;
                                                 of the      Vice President and
                                               Portfolio     Director of EVD.
                                               since 2001    Trustee and/or officer
                                                             of 192 registered
                                                             investment companies in
                                                             the Eaton Vance Fund
                                                             Complex. Mr. Hawkes is
                                                             an interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Trust and the
                                                             Portfolio.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III           Trustee       Trustee of the  Jacob H. Schiff                  192            Director of Tiffany &
2/23/35                                       Trust since    Professor of Investment                        Co. (specialty retailer)
                                              1986; of the   Banking Emeritus,                                  and Telect, Inc.
                                               Portfolio     Harvard University                                (telecommunication
                                               since 2001    Graduate School of                                 services company)
                                                             Business
                                                             Administration.

William H. Park                Trustee         Since 2003    President and Chief              192                    None
9/19/47                                                      Executive Officer,
                                                             Prizm Capital
                                                             Management, LLC
                                                             (investment management
                                                             firm) (since 2002).
                                                             Executive Vice
                                                             President and Chief
                                                             Financial Officer,
                                                             United Asset Management
                                                             Corporation ( a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) (1982-2001).

Ronald A. Pearlman             Trustee         Since 2003    Professor of Law,                192                    None
7/10/40                                                      Georgetown University
                                                             Law Center (since
                                                             1999). Tax Partner,
                                                             Covington & Burling,
                                                             Washington, DC
                                                             (1991-2000).

                             POSITION(S)         TERM OF                              NUMBER OF PORTFOLIOS
                              WITH THE         OFFICE AND                               IN FUND COMPLEX
    NAME AND                  TRUST AND         LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN BY
  DATE OF BIRTH             THE PORTFOLIO        SERVICE     DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)
(CONTINUED)
Norton H. Reamer               Trustee       Trustee of the  President, Chief                 192                    None
9/21/35                                       Trust since    Executive Officer and a
                                              1986; of the   Director of Asset
                                               Portfolio     Management Finance
                                               since 2001    Corp. (a specialty
                                                             finance company serving
                                                             the investment
                                                             management industry)
                                                             (since October 2003).
                                                             President, Unicorn
                                                             Corporation (an
                                                             investment and
                                                             financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Formerly, Chairman,
                                                             Hellman, Jordan
                                                             Management Co., Inc.
                                                             (an investment
                                                             management company)
                                                             (2000-2003). Formerly,
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm)
                                                             (2002-2003). Formerly
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds) (1980-2000).

Lynn A. Stout                  Trustee       Trustee of the  Professor of Law,                192                    None
9/14/57                                       Trust since    University of
                                              1998; of the   California at Los
                                               Portfolio     Angeles School of Law
                                               since 2001    (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)                  TERM OF
                                WITH THE                  OFFICE AND
      NAME AND                  TRUST AND                  LENGTH OF                         PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH             THE PORTFOLIO                 SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of the Trust;   President of the Trust since   Executive Vice President of EVM, BMR, EVC and EV;
5/31/58                  Vice President of the     2002; Vice President of the    Chief Investment Officer of EVM and BMR and
                              Portfolio                Portfolio since 2001       Director of EVC. Chief Executive Officer of Belair
                                                                                  Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                  Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                                  and Belrose Capital Fund LLC (private investment
                                                                                  companies sponsored by EVM). Officer of 55
                                                                                  registered investment companies managed by EVM or
                                                                                  BMR.

William H. Ahern, Jr.     Vice President of the           Since 1995              Vice President of EVM and BMR. Officer of 78
7/28/59                          Trust                                            registered investment companies managed by EVM or
                                                                                  BMR.

Thomas J. Fetter          Vice President of the           Since 1997              Vice President of EVM and BMR. Officer of 124
8/20/43                          Trust                                            registered investment companies managed by EVM or
                                                                                  BMR.

William R. Hackney, III   Vice President of the           Since 2001              Managing Partner and member of the Executive
4/12/48                       Portfolio                                           Committee of Atlanta Capital. Officer of 3
                                                                                  registered investment companies managed by EVM or
                                                                                  BMR.

Michael R. Mach           Vice President of the           Since 1999              Vice President of EVM and BMR. Previously,
7/15/47                         Trust                                             Managing Director and Senior Analyst for Robertson
                                                                                  Stephens (1998-1999). Officer of 28 registered
                                                                                  investment companies managed by EVM or BMR.

Robert B. MacIntosh       Vice President of the           Since 1998              Vice President of EVM and BMR. Officer of 124
1/22/57                         Trust                                             registered investment companies managed by EVM or
                                                                                  BMR.

Paul J. Marshall          Vice President of the           Since 2001              Vice President of Atlanta Capital. Portfolio
5/2/65                         Portfolio                                          manager for Bank of America Capital Management
                                                                                  (1995-2000). Officer of 2 registered investment
                                                                                  companies managed by EVM or BMR.

Charles B. Reed           Vice President of the           Since 2001              Vice President of Atlanta Capital. Officer of 2
10/9/65                        Portfolio                                          registered investment companies managed by EVM or
                                                                                  BMR.

Duncan W. Richardson      Vice President of the           Since 2001              Senior Vice President and Chief Equity Investment
10/26/57                        Trust                                             Officer of EVM and BMR. Officer of 44 registered
                                                                                  investment companies managed by EVM or BMR.

                               POSITION(S)                  TERM OF
                                WITH THE                  OFFICE AND
      NAME AND                  TRUST AND                  LENGTH OF                         PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH             THE PORTFOLIO                 SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO
ARE NOT TRUSTEES
(CONTINUED)

Walter A. Row, III        Vice President of the              Since 2003           Director of Equity Research and a Vice President
7/20/57                         Trust                                             of EVM and BMR. Officer of 24 registered
                                                                                  investment companies managed by EVM or BMR.

Judith A. Saryan          Vice President of the              Since 2001           Vice President of EVM and BMR. Previously,
8/21/54                          Trust                                            Portfolio Manager and Equity Analyst for State
                                                                                  Street Global Advisers (1980-1999). Officer of 27
                                                                                  registered investment companies managed by EVM or
                                                                                  BMR.

Susan Schiff              Vice President of the              Since 2002           Vice President of EVM and BMR. Officer of 27
3/13/61                          Trust                                            registered investment companies managed by EVM or
                                                                                  BMR.

Alan R. Dynner                 Secretary           Secretary of the Trust since   Vice President, Secretary and Chief Legal Officer
10/10/40                                           1997; of the Portfolio since   of BMR, EVM, EVD, EV and EVC. Officer of 192
                                                               2001               registered investment companies managed by EVM or
                                                                                  BMR.

Michelle A. Green            Treasurer of the                Since 2002           Vice President of EVM and BMR. Chief Financial
8/25/69                         Portfolio                                         Officer of Belair Capital Fund LLC, Belcrest
                                                                                  Capital Fund LLC, Belmar Capital Fund LLC, Belport
                                                                                  Capital Fund LLC and Belrose Capital Fund LLC
                                                                                  (private investment companies sponsored by EVM).
                                                                                  Officer of 83 registered investment companies
                                                                                  managed by EVM or BMR.

James L. O'Connor         Treasurer of the Trust             Since 1989           Vice President of BMR, EVM and EVD. Officer of 114
4/1/45                                                                            registered investment companies managed by EVM or
                                                                                  BMR.

Paul M. O'Neil               Chief Compliance                Since 2004           Vice President of EVM and BMR. Officer of 192
7/11/53                          Officer                                          registered investment companies managed by EVM or
                                                                                  BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2003, and October 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                       10/31/03       10/31/04
--------------------------------------------------------------------------------
Audit Fees                                               $ 14,420       $ 19,405

Audit-Related Fees(1)                                    $      0       $      0

Tax Fees(2)                                              $  4,000       $  4,100

All Other Fees(3)                                        $      0       $      0
                                                         -----------------------
Total                                                    $ 18,420       $ 23,505
                                                         =======================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended October 31, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte and Touche LLP, for work done in connection with its Rule 17Ad-13 Eaton Vance Management's examination of management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                        10/31/03     10/31/04
--------------------------------------------------------------------------------
Registrant                                               $    4,000   $    4,100

Eaton Vance (1)                                          $  467,489   $  340,730

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Mid-Cap Core Portfolio
----------------------------------

By:   /s/ James B. Hawkes
      -------------------
      James B. Hawkes
      President


Date: December 22, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Michelle A. Green
      ---------------------
      Michelle A. Green
      Treasurer


Date: December 22, 2004
      -----------------

By:   /s/ James B. Hawkes
      -------------------
      James B. Hawkes
      President


Date: December 22, 2004
      -----------------